SUPPLEMENT CASH FLOW INFORMATION (Tables)	3 Months Ended
Mar. 31, 2023
Schedule Of Supplement Cash Flow Information
	March 31, 2023	March 31, 2022
Net change in non-cash working capital items:
Inventory	$(1,419)	$339
Prepaid expenses and other assets	(18)	(327)
Taxes recoverable	(625)	210
Taxes payable	(867)	(28)
Accounts payable and accrued liabilities	1,466	(1,013)
Amounts receivable	843	(1,394)
Amounts due to related parties	39	(15)
	$(582)	$(202)
	March 31, 2023	March 31, 2022
Other non-cash supplementary information:
Interest paid	$42	$20
Taxes paid	5	-
	$47	$20

	March 31, 2023	March 31, 2022
Non-cash investing and financing activities:
Acquisition of La Preciosa, net of cash & transaction costs	$-	$21,535
Shares acquired under terms of option agreements	41	31
Transfer of share-based payments reserve upon exercise of RSUs	512	-
Transfer of share-based payments reserve upon option exercise	-	15
Equipment acquired under finance leases and equipment loans	1,808	1,101
	$2,361	$22,682